Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Line Items]
Dilutive securities	$ 0	$ 0
Cash	11,751	503,204	$ 48,126
Cash, FDIC insured amount	250,000		250,000
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0	0	0
Cash equivalents	0	0	0
Assets held in trust account non current	$ 237,085,266	$ 232,320,844	$ 234,716,046